THE
                                     MERGER
                                    FUND(R)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2002

THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2002
(UNAUDITED)

  SHARES                                                             VALUE
  ------                                                             -----
COMMON STOCKS -- 39.34%*<F1>

             AUTOMOTIVE PARTS & EQUIPMENT -- 0.93%*<F1>
    640,600  Toyota Industries Corporation(6)<F9>               $   10,246,901
                                                                --------------

             AUTOS -- 0.82%*<F1>
    187,125  Renault SA(6)<F6>                                       8,979,127
                                                                --------------

             COMPUTER HARDWARE -- 1.36%*<F1>
  1,170,000  Compaq Computer Corporation(1)<F4>                     12,226,500
    420,600  Indigo N.V. (1)<F4>(6)<F9>(7)<F10>**<F2>                2,738,106
                                                                --------------
                                                                    14,964,606
                                                                --------------

             CONSUMER ELECTRONICS -- 1.28%*<F1>
    780,350  Circuit City Stores-Circuit City Group(3)<F6>          14,077,514
                                                                --------------

             ELECTRIC UTILITIES -- 2.79%*<F1>
  1,228,600  Conectiv(1)<F4>                                        30,579,854
                                                                --------------

             GIFTWARE -- 0.00%*<F1>
     38,554  Syratech Corporation(6)<F9>(7)<F10>                        19,277
                                                                --------------

             HOME FURNISHINGS -- 1.71%*<F1>
    312,600  Mohawk Industries, Inc.(1)<F4>**<F2>                   18,784,134
                                                                --------------

             MULTI-INDUSTRY -- 8.67%*<F1>
    289,900  Cooper Industries, Inc.(3)<F6>                         12,161,305
 17,580,750  Finmeccanica SpA(6)<F9>                                15,414,983
  1,080,400  TRW Inc.(3)<F6>                                        55,608,188
    368,600  Tyco International Ltd.(3)<F6>(6)<F9>                  11,913,152
                                                                --------------
                                                                    95,097,628
                                                                --------------

             NATURAL GAS TRANSMISSION & DISTRIBUTION -- 4.39%*<F1>
  1,750,650  Westcoast Energy Inc.(2)<F5>(6)<F9>(7)<F10>            48,137,623
                                                                --------------

             PHARMACEUTICALS -- 1.03%*<F1>
    373,000  Immunex Corporation**<F2>(1)<F4>(2)<F5>(4)<F7>         11,286,980
                                                                --------------

             PUBLISHING -- 0.10%*<F1>
     50,000  The Reader's Digest Association,
               Inc. -- Class A(3)<F6>                                1,120,500
                                                                --------------

             REAL ESTATE MANAGEMENT SERVICES -- 3.37%*<F1>
  1,451,200  Security Capital Group Incorporated _
               Class B **<F2>(2)<F5>(5)<F8>                         36,962,064
                                                                --------------

             SATELLITE COMMUNICATIONS -- 0.78%*<F1>
    100,000  General Motors Corporation _
               Class H(3)<F6>**<F2>                                  1,645,000
    300,000  PanAmSat Corporation(3)<F6>**<F2>                       6,855,000
                                                                --------------
                                                                     8,500,000
                                                                --------------

             SAVINGS & LOANS -- 0.00%*<F1>
    286,500  Bank United Corp. Litigation Contingent
               Payment Rights Trust**<F2>(8)<F11>                       37,245
                                                                --------------

             SPECIALTY RENTALS -- 1.99%*<F1>
    710,900  McGrath Rentcorp(3)<F6>(5)<F8>                         21,860,175
                                                                --------------

             TELEPHONY -- 9.77%*<F1>
  1,032,900  AT&T Canada Inc.(1)<F4>(6)<F9>(7)<F10>**<F2>           27,815,997
  3,232,122  AT&T Corp.(1)<F4>(3)<F6>                               50,744,315
  1,558,450  NextWave Telecom Inc. -- Class B**<F2>(5)<F2>           3,974,047
  1,395,700  Price Communications
               Corporation(2)<F5>(4)<F7>**<F2>                      24,620,148
                                                                --------------
                                                                   107,154,507
                                                                --------------

             TRAVEL-RELATED SERVICES -- 0.35%*<F1>
    135,000  Travelocity.com Inc.(3)<F6>**<F2>                       3,775,950
                                                                --------------
             TOTAL COMMON STOCKS (Cost $457,533,741)               431,584,085
                                                                --------------

PRINCIPAL AMOUNT
----------------
CONVERTIBLE BONDS -- 14.04%*<F1>
             Amdocs Limited
$10,000,000    2.00%, 6/01/2008(7)<F10>                              8,775,000
             Calpine Corporation
 33,248,000    0.00%, 4/30/2021(7)<F10>                             33,040,200
             Charter Communications, Inc.
 14,800,000    5.75%, 10/15/2005(7)<F10>                            12,857,500
             DoubleClick Inc.
 10,555,000    4.75%, 3/15/2006(7)<F10>                              8,839,813
             Enron Corp.
 33,890,000    0.00%, 2/07/2021(7)<F10>                              2,965,375
             Household International, Inc.
  5,000,000    0.00%, 8/02/2021(7)<F10>                              4,075,000
             Juniper Networks, Inc.
 22,335,000    4.75%, 3/15/2007(7)<F10>                             16,081,200
             Network Associates, Inc.
  3,000,000    0.00%, 2/13/2018(7)<F10>                              1,380,000
             Redback Networks Inc.
 15,178,000    5.00%, 4/01/2007(7)<F10>                              8,044,340
             Solectron Corporation
 11,000,000    0.00%, 5/08/2020(7)<F10>                              6,201,250
  8,000,000    0.00%, 11/20/2020(7)<F10>                             3,680,000
             Tyco International Ltd.
 72,100,000    0.00%, 11/17/2020(7)<F10>                            48,126,750
                                                                --------------
             TOTAL CONVERTIBLE BONDS (Cost $158,923,475)           154,066,428
                                                                --------------

CORPORATE BONDS -- 10.89%*<F1>
             Cooper Industries, Inc.
 18,690,000    5.88%, 2/20/2003(7)<F10>                             18,783,450
             Pennzoil-Quaker State Company
  9,200,000    9.40%, 12/01/2002(7)<F10>                             9,522,000
             Sprint Capital Corporation
  2,150,000    7.63%, 6/10/2002(7)<F10>                              2,158,600
  2,000,000    2.34%, 6/24/2002(7)<F10>                              1,985,000
             TeleCorp PCS, Inc.
 26,978,000    10.63%, 7/15/2010(7)<F10>                            30,485,140
             Tritel PCS, Inc.
  9,495,000    10.38%, 1/15/2011(7)<F10>                            10,681,875
             Tyco International Group S.A.
 10,000,000    6.88%, 9/05/2002(7)<F10>                              9,950,000
             The Williams Companies, Inc.
  1,000,000    6.20%, 8/01/2002(7)<F10>                                997,500
  2,000,000    6.50%, 11/15/2002(7)<F10>                             1,990,000
             Williams Holdings of Delaware, Inc.
 16,250,000    6.13%, 12/01/2003(7)<F10>                            15,973,750
             WorldCom, Inc. -- WorldCom Group
 10,750,000    7.38%, 1/15/2003(7)<F10>                             10,373,750
  6,825,000    7.88%, 5/15/2003(7)<F10>                              6,586,125
                                                                --------------
             TOTAL CORPORATE BONDS (Cost $120,030,731)             119,487,190
                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.55%*<F1>
             Freddie Mac
 50,000,000    2.30%, 11/27/2002                                    49,921,900
                                                                --------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $50,017,940)                                   49,921,900
                                                                --------------

SHORT-TERM INVESTMENTS -- 27.23%*<F1>

CORPORATE COMMERCIAL PAPER -- 1.82%*<F1>
             Sprint Corporation
 20,000,000    2.60%, 4/15/2002                                     19,979,778
                                                                --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.88%*<F1>
             Federal Home Loan Bank:
 30,000,000    1.55%, 4/01/2002                                     30,000,000
 45,057,000    1.55%, 4/02/2002                                     45,055,060
 30,000,000    1.55%, 4/03/2002                                     29,997,417
 25,018,000    1.55%, 4/04/2002                                     25,014,769
 15,009,000    1.52%, 4/05/2002                                     15,006,465
 33,020,000    1.55%, 4/08/2002                                     33,010,048
 15,010,000    1.72%, 4/09/2002                                     15,004,266
 21,032,000    1.60%, 5/01/2002                                     21,003,957

             Freddie Mac
 26,015,000    1.55%, 4/10/2002                                     26,004,919
                                                                --------------
             Total U.S. Government Agency Obligations              240,096,901
                                                                --------------

VARIABLE RATE DEMAND NOTES#<F3> -- 3.53%*<F1>
  6,005,400  American Family Financial Services, Inc., 1.50%         6,005,400
 29,177,696  Firstar Bank, 1.66%                                    29,177,696
    164,238  Wisconsin Corporate Central Credit Union, 1.58%           164,238
  3,332,241  Wisconsin Electric Power Company, 1.50%                 3,332,241
                                                                --------------
             Total Variable Rate Demand Notes                       38,679,575
                                                                --------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $298,756,818)      298,756,254
                                                                --------------
             TOTAL INVESTMENTS (Cost $1,085,262,705)            $1,053,815,857
                                                                --------------
                                                                --------------

   *<F1>   Calculated as a percentage of net assets.
  **<F2>   Non-income producing security.
   #<F3> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2002.
 (1)<F4> All or a portion of the shares have been committed as collateral for open short positions.
 (2)<F5> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
 (3)<F6> All or a portion of the shares have been committed as collateral for written option contracts.
 (4)<F7> All or a portion of the shares have been committed as collateral for short foreign currencies.
 (5)<F8> All or a portion of the shares have been committed as collateral for equity swap contracts.
 (6)<F9>   Foreign security.
(7)<F10>   Fair-valued security.
(8)<F11>   Litigation settlement rights.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 2002
(UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
   163,950   Amgen Inc.                                           $  9,784,536
   327,500   Charter Communications, Inc. -- Class A                 3,697,475
   246,440   Circuit City Stores, Inc. -- CarMax Group               6,372,939
 1,098,779   Comcast Corporation -- Class A                         34,941,172
    26,700   Danaher Corporation                                     1,896,234
    37,200   DoubleClick Inc.                                          446,028
    13,499   Duke Energy Corporation                                   510,262
   892,650   Hewlett-Packard Company                                16,014,141
   312,600   Mohawk Industries, Inc.                                18,784,134
 1,597,548   Nissan Motor Co., Ltd.                                 11,547,532
   419,300   Potomac Electric Power Company                          9,790,655
    90,000   Redback Networks Inc.                                     306,000
   339,200   STMicroelectronics N.V.                                11,349,084
   403,211   Toyota Motor Corporation                               11,621,588
    52,695   Volvo AB                                                1,042,891
                                                                  ------------
             TOTAL SECURITIES SOLD SHORT
               (Proceeds $137,295,939)                            $138,104,671
                                                                  ------------
                                                                  ------------

THE MERGER FUND
SCHEDULE OF CURRENCIES SOLD SHORT
MARCH 31, 2002
(UNAUDITED)

FOREIGN DOLLAR VALUE                                                  VALUE
--------------------                                                  -----
$38,339,235    Canadian Dollars                                    $24,031,111
                                                                   -----------
               TOTAL FOREIGN CURRENCIES SOLD SHORT
                 (Proceeds $24,076,384)                            $24,031,111
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 2002
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                 VALUE
-----------------------------------                                 -----
CALL OPTIONS
             AT&T Corp.
     1,264      Expiration May 24, 2002, Exercise Price $5.00 (7)  $    86,331
             Circuit City Stores-Circuit City Group
     7,802      Expiration June 12, 2002, Exercise Price $10.75 (7)    843,786
             Cooper Industries, Inc.
     2,899      Expiration April 2002, Exercise Price $35.00 (7)     2,029,300
             General Motors Corporation - Class H
     1,000      Expiration April 2002, Exercise Price $12.50           390,000
             PanAmSat Corporation
     3,000      Expiration April 2002, Exercise Price $22.50 (7)       240,000
             The Reader's Digest Association, Inc. - Class A
       500      Expiration April 2002, Exercise Price $22.50            27,500
             Travelocity.com Inc.
     1,350      Expiration April 2002, Exercise Price $25.00           391,500
             TRW Inc.:
     5,573      Expiration April 2002, Exercise Price $45.00 (7)     3,733,910
     5,231      Expiration April 2002, Exercise Price $50.00           889,270
             Tyco International Ltd.
     3,686      Expiration April 2002, Exercise Price $30.00 (7)     1,105,800
                                                                   -----------
                                                                     9,737,397
                                                                   -----------

PUT OPTIONS
             AT&T Corp. :
     4,095   Expiration May 3, 2002, Exercise Price $5.00 (7)          282,555
     1,000   Expiration May 22, 2002, Exercise Price $5.00 (7)          83,000
                                                                   -----------
                                                                       365,555
                                                                   -----------
             TOTAL OPTIONS WRITTEN
               (Premiums received $8,643,494)                      $10,102,952
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002
(UNAUDITED)

ASSETS:
   Investments, at value (Cost $1,085,262,705)                                                  $1,053,815,857
   Cash                                                                                             23,875,034
   Deposit at brokers for short sales                                                               59,800,005
   Receivable from brokers for proceeds on securities sold short                                   141,645,724
   Receivable for investments sold                                                                  10,858,145
   Receivable for fund shares issued                                                                 2,092,360
   Receivable for forward currency exchange contracts                                                  154,177
   Receivable for equity swap contracts                                                                335,203
   Dividends and interest receivable                                                                 4,362,277
   Prepaid expenses                                                                                    113,450
                                                                                                --------------
        Total Assets                                                                             1,297,052,232
                                                                                                --------------

LIABILITIES:
   Securities sold short, at value (Proceeds of $137,295,939)               $138,104,671
   Payable for investment securities purchased                                25,968,990
   Options written, at value (Premiums received $8,643,494)
     See accompanying schedule                                                10,102,952
   Foreign currencies sold short, at value (Proceeds of $24,076,384)          24,031,111
   Payable for fund shares redeemed                                                4,897
   Investment advisory fee payable                                               924,509
   Distribution fees payable                                                     340,450
   Dividends payable on short positions                                          130,987
   Accrued expenses and other payables                                           285,685
                                                                            ------------
        Total Liabilities                                                                          199,894,252
                                                                                                --------------
NET ASSETS                                                                                      $1,097,157,980
                                                                                                --------------
                                                                                                --------------
NET ASSETS Consist Of:
   Accumulated undistributed net investment income                                              $    5,176,895
   Accumulated undistributed net realized gain (loss) on investments sold, foreign currencies, securities sold short, equity swaps, and
     option contracts expired or closed                                                            (50,038,554)
   Net unrealized appreciation (depreciation) on:
      Investments                                                           $(31,446,848)
      Short positions                                                           (808,732)
      Written options                                                         (1,459,458)
      Equity swap contracts                                                   (1,746,120)
      Foreign currency translation                                                  (637)
      Foreign currencies sold short                                               45,273
      Forward currency exchange contracts                                        154,177
                                                                            ------------
      Net unrealized depreciation                                                                  (35,262,345)
   Paid-in capital                                                                               1,177,281,984
                                                                                                --------------
        Total Net Assets                                                                        $1,097,157,980
                                                                                                --------------
                                                                                                --------------
NET ASSET VALUE, offering price and redemption price per share
  ($1,097,157,980 / 74,840, 942 shares of beneficial interest
  outstanding)                                                                                          $14.66
                                                                                                        ------
                                                                                                        ------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                                        $10,260,954
   Dividend income on long positions
     (net of foreign withholding taxes of $102,076)                                                  3,950,031
                                                                                                   -----------
        Total investment income                                                                     14,210,985
                                                                                                   -----------

EXPENSES:
   Investment advisory fee                                                    $  5,284,825
   Distribution fees                                                             1,113,900
   Transfer agent and shareholder servicing agent fees                             148,641
   Federal and state registration fees                                              61,560
   Professional fees                                                               126,246
   Trustees' fees and expenses                                                      17,280
   Custody fees                                                                    116,410
   Administration fee                                                              243,224
   Reports to shareholders                                                          74,530
   Other                                                                            43,805
                                                                              ------------
        Total operating expenses before interest expense
          and dividends on short positions                                                           7,230,421
   Interest expense                                                                                     85,681
   Dividends on short positions (net of foreign withholding taxes of $7,670)                         1,218,842
                                                                                                   -----------
        Total expenses                                                                               8,534,944
                                                                                                   -----------
NET INVESTMENT INCOME                                                                                5,676,041
                                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
      Long transactions                                                        (35,188,314)
      Short transactions                                                       (17,814,167)
      Option contracts expired or closed                                        15,012,291
      Equity swap contracts                                                        893,715
      Foreign currencies                                                           409,906
                                                                              ------------
      Net realized loss                                                                            (36,686,569)
   Change in unrealized appreciation (depreciation) on:
      Investments                                                               53,629,176
      Short positions                                                          (22,640,851)
      Written options                                                           (1,737,684)
      Equity swap contracts                                                     (1,746,120)
      Short foreign currencies                                                      45,273
      Foreign currency translation                                                  (4,872)
      Forward currency exchange contracts                                         (344,882)
                                                                              ------------
      Net unrealized gain                                                                           27,200,040
                                                                                                   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                     (9,486,529)
                                                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                                                       $(3,810,488)
                                                                                                   -----------
                                                                                                   -----------

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2002
(UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of capital shares                        $   721,097,371
Repurchases of capital shares                     (600,474,600)
Net change in receivables / payables related
  to capital share transactions                     11,110,633
                                               ---------------
Cash provided by capital share transactions        131,733,404
Cash used by borrowings                            (93,700,000)
Distributions paid in cash*<F12>                    (2,547,792)
                                               ---------------
                                                                  $ 35,485,612
                                                                  ------------
CASH PROVIDED (USED) BY OPERATIONS:
Purchases of investments                        (2,457,329,279)
Proceeds from sales of investments               2,475,691,347
                                               ---------------

                                                    18,362,068
                                               ---------------
Increase in deposit at brokers for short sales     (42,406,025)
Net investment income                                5,676,041
Net change in receivables / payables
  related to operations                             (2,089,861)
                                               ---------------
                                                   (38,819,845)
                                               ---------------
                                                                   (20,457,777)
                                                                  ------------
Net increase in cash                                                15,027,835
Cash, beginning of year                                              8,847,199
                                                                  ------------
Cash, end of year                                                 $ 23,875,034
                                                                  ------------
                                                                  ------------

*<F12> Non-cash financing activities include reinvestment of dividends of $60,016,357

Supplemental Information:
  Cash paid for interest                       $       133,259

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED            YEAR ENDED
                                                                         MARCH 31, 2002         SEPTEMBER 30, 2001
                                                                        ----------------        ------------------
                                                                          (UNAUDITED)

Net investment income                                                    $    5,676,041          $   25,660,947
Net realized gain (loss) on investments sold, foreign currency translations, forward currency exchange contracts,
  securities sold short, equity swap contracts, and
  option contracts expired or closed                                        (36,686,569)             95,882,529
Change in unrealized appreciation (depreciation) of
  investments, foreign currencies, forward currency
  exchange contracts, short positions, equity swap
  contracts and written options                                              27,200,040             (85,850,329)
                                                                         --------------          --------------
Net increase (decrease) in net assets
  resulting from operations                                                  (3,810,488)             35,693,147
                                                                         --------------          --------------
Distributions to shareholders from:
   Net investment income                                                    (12,365,528)             (7,707,751)
   Net realized gains                                                       (50,198,621)            (92,616,526)
                                                                         --------------          --------------
   Total dividends and distributions                                        (62,564,149)           (100,324,277)
                                                                         --------------          --------------
Net increase (decrease) in net assets from capital
   share transactions (Note 5)                                              180,639,127             (31,432,927)
                                                                         --------------          --------------
Net increase (decrease) in net assets                                       114,264,490             (96,064,057)

NET ASSETS:
Beginning of period                                                         982,893,490           1,078,957,547
                                                                         --------------          --------------
End of period (including accumulated undistributed net
  investment income of $5,176,895 and $11,866,382,
  respectively)                                                          $1,097,157,980          $  982,893,490
                                                                         --------------          --------------
                                                                         --------------          --------------

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS
 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                           SIX MONTHS        YEAR          YEAR          YEAR          YEAR        TEN MONTHS
                                              ENDED         ENDED          ENDED        ENDED          ENDED         ENDED
                                            MARCH 31,     SEPT. 30,      SEPT. 30,    SEPT. 30,      SEPT. 30,     SEPT. 30,
                                              2002           2001          2000          1999          1998       1997(7)<F19>
                                            ---------     ---------      ---------    ---------      ---------    ------------
                                           (UNAUDITED)
Net Asset Value,
  beginning of period                        $15.74         $16.90        $15.37        $13.90        $15.35         $15.41
Income from investment operations:
   Net investment income                       0.09           0.36(2)(3)    0.25(2)(3)    0.08(2)(3)    0.20(2)(3)     0.02(2)(3)
                                                                <F14><F15>    <F14><F15>    <F14><F15>    <F14><F15>     <F14><F15>
   Net realized and unrealized
     gain (loss) on investments               (0.11)          0.27          2.50          2.71         (0.05)          1.35
                                             ------         ------        ------        ------        ------         ------
   Total from investment operations           (0.02)          0.63          2.75          2.79          0.15           1.37

Less distributions:
   Dividends from net
     investment income                        (0.21)         (0.14)        (0.07)        (0.22)        (0.03)         (0.19)
   Distributions from net
     realized gains                           (0.85)         (1.65)        (1.15)        (1.10)        (1.57)         (1.24)
                                             ------         ------        ------        ------        ------         ------
   Total distributions                        (1.06)         (1.79)        (1.22)        (1.32)        (1.60)         (1.43)
                                             ------         ------        ------        ------        ------         ------
Net Asset Value,
  end of period                              $14.66         $15.74        $16.90        $15.37        $13.90         $15.35
                                             ------         ------        ------        ------        ------         ------
                                             ------         ------        ------        ------        ------         ------
Total Return                                  (0.23%)         3.86%        19.08%        21.39%         0.82%          9.68%(5)
                                                                                                                            <F17>

Supplemental Data and Ratios:
   Net assets, end
     of period (000's)                   $1,097,158       $982,893    $1,078,958      $575,449      $426,392       $445,987
   Ratio of operating expenses
     to average net assets                     1.37%          1.34%(1)      1.34%(1)      1.38%(1)      1.33%(1)       1.36%(1)(6)
                                                                   <F13>         <F13>         <F13>         <F13>       <F13><F18>
   Ratio of interest expense and
     dividends on short positions
     to average net assets                     0.25%          0.67%         0.86%         1.07%         1.93%          2.93%(6)
                                                                                                                           <F18>
   Ratio of net investment income
     to average net assets                     1.07%          2.23%         1.57%         0.54%         1.36%          0.13%(6)
                                                                                                                           <F18>
   Portfolio turnover rate(4)<F16>           135.39%        383.74%       419.24%       386.52%       355.38%        271.24%

(1)<F13> For the six months ended March 31, 2002, the years ended September 30, 2001, 2000, 1999 and 1998, and the ten months ended September 30, 1997, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 2002, the years ended September 30, 2001, 2000, 1999 and 1998, and the ten months ended September 30, 1997, were 1.62%, 2.01%, 2.20%, 2.45%, 3.26%, and 4.29%, respectively.
(2)<F14> Net investment income before interest expense and dividends on short positions for the six months ended March 31, 2002, the years ended September 30, 2001, 2000, 1999 and 1998, and the ten months ended September 30, 1997, was $0.10, $0.47, $0.38, $0.23, $0.49, and
           $0.38, respectively.
(3)<F15> Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period.
(4)<F16> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long position throughout the period.
(5)<F17>   Not annualized.
(6)<F18>   Annualized.
(7)<F19> Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2002 (UNAUDITED)

NOTE 1 -- ORGANIZATION

   The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

   Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. At March 31, 2002 fair valued long securities represent 33.43% of investments, at value. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

   The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

C. Federal Income Taxes

   No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

D. Written Option Accounting

   The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

E. Purchased Option Accounting

   The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Forward Currency Exchange Contracts

   The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

G. Distributions to Shareholders

   Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss deferrals, adjustments on equity swaps and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at September 30, 2001. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

H. Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I. Foreign Securities

   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

J. Foreign Currency Translations

   The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

K. When-Issued Securities

   The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

L. Other

   Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. Investment income includes $2,473,396 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

   Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

   The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED                           YEAR ENDED
                                               MARCH 31, 2002                        SEPTEMBER 30, 2001
                                       -------------------------------         -------------------------------
                                         SHARES             AMOUNT               SHARES            AMOUNT
                                       -----------        ------------         -----------     ---------------
      Sold                              47,112,387        $721,097,371          75,473,215     $ 1,216,550,014
      Issued as reinvestment
        of dividends                     4,068,906          60,016,356           6,259,827          97,152,519
      Redeemed                         (38,768,169)       (600,474,600)        (83,141,057)     (1,345,135,460)
                                       -----------        ------------         -----------     ---------------
      Net increase (decrease)           12,413,124        $180,639,127          (1,408,015)    $   (31,432,927)
                                       -----------        ------------         -----------     ---------------
                                       -----------        ------------         -----------     ---------------

   For the period August 9, 1999 through October 4, 2001, The Merger Fund was closed to new investors. Effective October 5, 2001, The Merger Fund reopened to new investors.

NOTE 6 -- INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the six months ended March 31, 2002 (excluding short-term investments, options and short positions) aggregated $1,107,556,472 and $1,408,398,130, respectively.

   At March 31, 2002, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

      Appreciation                                                $ 17,748,066
      (Depreciation)                                               (56,572,843)
                                                                  ------------
      Net unrealized depreciation on investments                  $(38,824,777)
                                                                  ------------
                                                                  ------------

   At March 31, 2002, the cost of investments for federal income tax purposes was $1,092,640,634. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses. The Fund realized, on a tax basis, post-October losses through September 30, 2001 of $5,560,342 which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 7 -- OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the six months ended March 31, 2002, were as follows:

                                                      PREMIUM         NUMBER OF
                                                      AMOUNT          CONTRACTS
                                                   ------------       ---------
   Options outstanding at September 30, 2001       $  6,192,431         46,602
   Options written                                   56,357,665        208,613
   Options closed                                   (11,686,818)       (45,513)
   Options exercised                                (36,284,897)      (124,146)
   Options expired                                   (5,934,887)       (48,156)
                                                   ------------       --------
   Options outstanding at March 31, 2002           $  8,643,494         37,400
                                                   ------------       --------
                                                   ------------       --------

NOTE 8 -- DISTRIBUTION PLAN

   The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2002, the Fund incurred $1,113,900 pursuant to the Plan.

   The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 9 -- CREDIT FACILITY

   Custodial Trust Company has made available to the Fund a $230 million credit facility (subject to increase under certain conditions) pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 2001 to March 31, 2002, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 0.75% (weighted average rate of 3.36% during the six months ended March 31, 2002). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 2002, the Fund had an outstanding average daily balance of $4,165,934. The maximum amount outstanding during the six months ended March 31, 2002, was $113,600,000. At March 31, 2002, the Fund did not have an outstanding loan payable balance. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

NOTE 10 -- FORWARD CURRENCY EXCHANGE CONTRACTS

   At March 31, 2002, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive currencies at a specified future date. The net unrealized appreciation of $154,177 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

  SETTLEMENT             CURRENCY TO                  U.S. $ VALUE                CURRENCY TO                U.S. $ VALUE
     DATE               BE DELIVERED               AT MARCH 31, 2002              BE RECEIVED              AT MARCH 31, 2002
  ----------            ------------               -----------------              -----------              -----------------
    4/2/02       6,030,000 Canadian Dollars           $ 3,779,591           3,780,868 U.S. Dollars            $ 3,780,868
   7/31/02      59,300,000 Canadian Dollars           $37,121,933          37,147,482 U.S. Dollars            $37,147,482
   5/15/02      16,811,012 British Pounds             $23,866,416          23,685,413 U.S. Dollars            $23,685,413

NOTE 11 -- EQUITY SWAP CONTRACTS

   The Fund has entered into both long and short equity swap contracts with three major broker/dealers: Bear Stearns & Co., Deutsche Bank and J.P. Morgan Securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 50 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 50 to 100 basis points.

   The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

   Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

   Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. At March 31, 2002, the Fund had the following open equity swap contracts:

                                                                 UNREALIZED
TERMINATION DATE           SECURITY            SHARES           DEPRECIATION
----------------           --------            ------           ------------
     6/30/02           AT&T Canada Inc.        475,000          $(1,328,622)
 Not Applicable        Elsevier / Reed         430,054             (124,716)
 Not Applicable        NTT / NTT DoCoMo          1,897              (72,794)
     5/30/02           Powergen plc          2,137,446             (219,988)
                                                                -----------
                                                                $(1,746,120)
                                                                -----------
                                                                -----------

   For the six months ended March 31, 2002, the Fund realized gains of $893,715 upon the termination of equity swap contracts.

INVESTMENT ADVISER
     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, AND SHAREHOLDER SERVICING AGENT
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN
     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES
     Frederick W. Green
     Michael J. Downey
     James P. Logan III

EXECUTIVE OFFICERS
     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary

COUNSEL
     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202